Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
Net operating loss carryforwards	$ 21,662	$ 19,182
ROU assets	28	42
Share-based compensation	5,320	5,251
Inventory	68	157
Other assets	2,508	2,306
Gross deferred tax assets	29,586	26,938
Valuation allowance	(29,509)	(24,479)	$ (19,095)
Net deferred tax assets	77	2,459
Fixed assets	(50)	(86)
Operating lease liabilities	(27)	(41)
Intangibles		(2,332)
Deferred tax liabilities, net of valuation allowance